Note 13 - Commitments and Standby Letters of Credit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Fair Value, off-Balance-Sheet Risks [Table Text Block]
	September 30, 2024	December 31, 2023

Commitments to extend credit	$105,003	$77,158

Standby letters of credit	901	698

December 31,	2023	2022

Commitments to extend credit	$77,158	$67,214

Standby letters of credit	698	783